GAMING SUBCONCESSION, NET - Additional Information (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Gaming Subconcession [Member]
Goodwill And Intangible Assets [Line Items]
Amortization of gaming subconcession, year 2022	$ 27,065